Significant Accounting Policies - Additional Information (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Jan. 01, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥) Item Segment	Dec. 31, 2021 USD ($) Item Segment $ / shares	Dec. 31, 2020 CNY (¥) Item	Dec. 31, 2019 CNY (¥) Item	Dec. 31, 2021 USD ($)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Significant Accounting Policies [Line Items]
Operating revenue		¥ 11,380,525,000	$ 1,785,853	¥ 11,645,255,000	¥ 10,603,507,000
Financing receivables		241,127,000		204,761,000		$ 37,838
Contract assets and service fees receivable prior to ASU 326					3,454,851,000
Increase (decrease) in cash flows from operating activities				(3,193,000,000)	49,000,000
Increase (decrease) in cash flows from investing activities				715,000,000	(184,000,000)
Increase (decrease) in cash flows from financing activities				2,478,000,000	135,000,000
Foreign currency translation adjustments, net of tax		¥ 7,965,000	$ 1,250	10,596,000	7,020,000
Translation rate		6.3726				6.3726
Retained earnings		¥ 4,195,791,000		2,113,956,000		$ 658,411
Credit allowance of financial receivable		¥ 326,864,000		529,162,000	373,545,000			¥ 384,036,000
Number of major types of incentive coupons | Item		2	2
Cash coupons and repayment coupon expense		¥ 200,700,000		196,300,000	281,000,000.0
Referral code incentives recorded as sales and marketing expenses		27,300,000		17,100,000	19,700,000
Revenue recognized that was included in the contract liabilities balance		52,000,000.0		¥ 47,900,000
Practical expedients, contract duration				true
Transaction price allocated to remaining performance obligations related to customer contracts		¥ 903,200,000		¥ 1,101,300,000
Remaining performance obligation is expected to be recognized as revenue (in years)		3 years	3 years
Practical expedients, amortization period				true
Cash equivalents		¥ 0		¥ 0
Straight line basis amortized over land use right period		30 years	30 years
Advertising costs		¥ 1,000,000,000.0		¥ 791,200,000	1,000,000,000.0
Lease, Practical Expedients, Package		true	true	true
Right-of-use assets							¥ 113,200,000
Operating Lease, Right-of-Use Asset, Statement of Financial Position							Other assets
Weighted average remaining lease term		4 years 3 months 18 days				4 years 3 months 18 days
Weighted average discount rate		4.91%				4.91%
Rental expenses under operating leases					54,900,000
Operating lease cost		¥ 59,700,000		¥ 57,900,000
Short-term lease cost		¥ 6,400,000		3,900,000
Vesting period (in years)		4 years	4 years
Exercise Price | $ / shares			$ 0.0001
Number of reportable segments | Segment		1	1
Minimum percentage of after-tax profit transferred by Chinese subsidiaries to general reserve fund (as a percent)		10.00%				10.00%
Maximum percentage criteria for appropriation of after-tax profit of Chinese subsidiaries to general reserve fund (as a percent)		50.00%				50.00%
Minimum percentage of after-tax profit transferred by VIEs to statutory surplus fund (as a percent)		10.00%				10.00%
Maximum percentage criteria for in appropriation of after-tax profit by VIEs to certain statutory surplus funds (as a percent)		50.00%				50.00%
Reserves allowed to transfer in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation		¥ 0
Appropriation to statutory reserves		¥ 252,100,000		¥ 296,900,000	¥ 152,100,000
Number of Individual Investor or Institutional Funding Partner that accounted for more than 10% of the Group's total funding cost | Item		2	2	1	0
Number of institutional funding partners that accounted for more than 10% of the Group's origination of off-balance sheet loans | Item		1	1	2	1
Number of insurance company accounted for more than 10% of the Group's deposits to insurance companies and guarantee companies | Item				1
Number of guarantee company accounted for more than 10% of the Group's deposits to insurance companies and guarantee companies | Item		2	2	3
10% or More of Total Purchases, Number of Suppliers
Significant Accounting Policies [Line Items]
Number of inventory suppliers | Item		2	2	3	2
10% or More of Accounts Payable, Number of Suppliers
Significant Accounting Policies [Line Items]
Number of inventory suppliers | Item		3	3	4
Geographic Concentration Risk | Cash and Cash Equivalents, Restricted Cash and Restricted Time Deposits | PRC
Significant Accounting Policies [Line Items]
Cash and cash equivalents, restricted cash and restricted time deposits denominated in RMB that are subject to government controls		¥ 5,119,000,000.0		¥ 4,276,900,000
Concentration risk (as a percent)		97.00%	97.00%
Stock Options
Significant Accounting Policies [Line Items]
Vesting period (in years)		4 years	4 years
Restricted Share Units
Significant Accounting Policies [Line Items]
Vesting period (in years)		4 years	4 years
ASC 326
Significant Accounting Policies [Line Items]
Credit allowance of financial receivable					¥ 229,661,000
ASC 326 | Cumulative Effect Period Of Adoption Adjustment
Significant Accounting Policies [Line Items]
Contract assets and service fees receivable prior to ASU 326	¥ (26,045,000)
Retained earnings	(1,918,500,000)
Credit allowance of financial receivable	2,293,774,000
Cumulative effect on retained earnings, tax	400,000,000
ASC 326 | Cumulative Effect Period Of Adoption Adjustment | Application of CECL Methodology on Credit Losses of Financial Assets Measured at Amortized Cost
Significant Accounting Policies [Line Items]
Retained earnings	(300,000,000)
Credit allowance of financial receivable	300,000,000
ASC 326 | Cumulative Effect Period Of Adoption Adjustment | Application of CECL Methodology on Certain Off-balance Sheet Credit Exposures
Significant Accounting Policies [Line Items]
Retained earnings	¥ 2,000,000,000.0
ASC 606
Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]		true				true
ASU 2016-01
Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]		true				true
Change in Accounting Principle, Accounting Standards Update, Adoption Date		Jan. 01, 2018				Jan. 01, 2018
Minimum
Significant Accounting Policies [Line Items]
Investor period term		7 days	7 days
Maximum
Significant Accounting Policies [Line Items]
Investor period term		24 months	24 months
VIEs
Significant Accounting Policies [Line Items]
Operating revenue		¥ 11,103,407,000		11,580,441,000	10,608,717,000
Contract assets and service fees receivable prior to ASU 326		4,661,403,000		¥ 5,103,246,000
Registered capitals and PRC statutory reserves		¥ 5,848,000,000.0
Beijing Shijitong | Nominee Shareholders
Significant Accounting Policies [Line Items]
Extension term of the loan		10 years	10 years
Out-of-period Adjustment
Significant Accounting Policies [Line Items]
Financing receivables					63,600,000
Contract assets and service fees receivable prior to ASU 326					2,500,000
Out-of-period Adjustment | Credit-oriented services income
Significant Accounting Policies [Line Items]
Operating revenue					¥ 66,100,000